Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

(In thousands of RMB and USD, except for share, and per share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	437,613	3,103	446
Amounts due from subsidiaries and VIEs	867,467	1,099,759	157,970
Prepaid expenses and other current assets	—	11,448	1,644
Loan receivable	—	191,230	27,468
Total current assets	1,305,080	1,305,540	187,528
TOTAL ASSETS	1,305,080	1,305,540	187,528
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	5,767	7,258	1,042
Promissory notes, current portion	171,888	87,023	12,500
Total current liabilities	177,655	94,281	13,542
Non-current liabilities
Promissory note, non-current portion	—	87,022	12,500
Derivative liabilities	63,942	172,235	24,740
Investments deficit in subsidiaries and VIEs	515,590	690,822	99,230
TOTAL LIABILITIES	757,187	1,044,360	150,012
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,627,228 shares issued and 165,038,164 and 174,025,810 shares outstanding as of December 31, 2018 and 2019, respectively)	62	62	9
Additional paid-in capital	1,944,325	2,175,652	312,513
Statutory reserve	4,595	7,979	1,146
Accumulated other comprehensive income	68,214	68,707	9,869
Accumulated deficit	(1,469,303)	(1,991,220)	(286,021)
TOTAL SHAREHOLDERS’ EQUITY	547,893	261,180	37,516
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	1,305,080	1,305,540	187,528

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, and per share data)

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
				(Note 3)
General and administrative expenses	—	8,728	12,102	1,738
Total operating expenses	—	8,728	12,102	1,738
Interest expense	5,556	13,218	15,250	2,191
Interest income	—	2,104	10,985	1,578
Foreign exchange loss	—	10,358	3,753	539
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	60,136	124,648	104,589	15,023
Equity in loss of subsidiaries and VIEs	331,621	678,563	393,824	56,569
Loss before income taxes	(397,313)	(833,411)	(518,533)	(74,482)
Income tax expenses	—	—	—	—
Net loss	(397,313)	(833,411)	(518,533)	(74,482)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

(In thousands of RMB and USD, except for share, and per share data)

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(397,313)	(833,411)	(518,533)	(74,482)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustments	15,718	52,496	493	71
Total comprehensive loss	(381,595)	(780,915)	(518,040)	(74,411)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD)

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
				(Note 3)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(397,313)	(833,411)	(518,533)	(74,482)
Adjustments to reconcile net loss to net cash generated from operating activities:
Equity in loss of subsidiaries and VIEs	331,621	678,563	393,824	56,569
Foreign exchange loss	—	10,358	3,753	539
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	60,136	124,648	104,589	15,023
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	—	(10,449)	(1,501)
Accrued expenses and other current liabilities	5,556	(5,230)	1,409	202
Net cash used in operating activities	—	(25,072)	(25,407)	(3,650)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries and VIEs	(488,676)	(396,495)	(221,418)	(31,805)
Loans to a third party	—	—	(191,230)	(27,468)
Net cash used in investing activities	(488,676)	(396,495)	(412,648)	(59,273)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	—	811,001	—	—
Proceeds from convertible notes	321,206	—	—	—
Proceeds from promissory note	168,180	—	—	—
Net cash generated from financing activities	489,386	811,001	—	—
Effect of exchange rate changes	3,696	43,773	3,545	510
Net increase in cash and cash equivalents, and restricted cash	4,406	433,207	(434,510)	(62,413)
Cash and cash equivalents, and restricted cash at beginning of the year	—	4,406	437,613	62,859
Cash and cash equivalents, and restricted cash at end of the year	4,406	437,613	3,103	446

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries.

2.	INVESTMENT IN SUBSIDIARIES

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries and schools, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of loss from its subsidiaries and VIEs are reported as the single line item of equity in loss of subsidiaries and VIEs.

3.	CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from RMB into USD as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2019, or at any other rate.